Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Cash and Cash Equivalents

	2020	2019
	€	€
Cash and cash equivalents	98,628,871	20,326,372
	98,628,871	20,326,372